Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001447380
Registrant Name	Mobivity Holdings Corp.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES